Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2020	€ 21,655	€ 1,334,704		€ (645,069)	€ 57	€ 711,347
Net loss				(411,716)		(411,716)
Other comprehensive income (loss)					(91)	(91)
Total comprehensive income (loss)				(411,716)	(91)	(411,807)
Share-based payment expense		15,789				15,789
Exercise of options	109	3,077				3,186
Issuance of share capital (net of transaction costs)	690	403,372				404,062
Repurchase of common shares		(28,284)	€ (5,817)			(34,101)
Balance at the end at Dec. 31, 2021	22,454	1,728,658	(5,817)	(1,056,785)	(34)	688,476
Net loss				(249,029)		(249,029)
Other comprehensive income (loss)					(105)	(105)
Total comprehensive income (loss)				(249,029)	(105)	(249,134)
Share-based payment expense		7,539				7,539
Issuance of share capital (net of transaction costs)	829	65,552				66,381
Share issuances and contingent consideration from business combination	103	18,978				19,081
Exercise of options / Settlement of share-based payment awards	14	(3,440)	4,336			910
Balance at the end at Dec. 31, 2022	23,400	1,817,287	(1,481)	(1,305,814)	(139)	533,253
Net loss				(260,167)		(260,167)
Other comprehensive income (loss)					72	72
Total comprehensive income (loss)				(260,167)	72	(260,095)
Share-based payment expense		7,697				7,697
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	26	(1,261)	€ 1,481			246
Balance at the end at Dec. 31, 2023	€ 26,879	€ 2,056,110		€ (1,565,981)	€ (67)	€ 516,941